Short-Term Borrowings And Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule Of Short Term And Long Term Debt [Line Items]
2015	¥ 425,351
2016	380,172
2017	463,822
2018	585,005
2019	487,390
Thereafter	1,567,284
Long-term debt	¥ 3,909,024	¥ 3,937,935